Fair Value of Financial Instruments - Additional Detail of Company's Common Stock (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 100,709,015	$ 85,684,081
HomeTrust Bancshares, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 34,496,172	$ 28,511,760
Allocated | HomeTrust Bancshares, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Number of shares (in shares)	459,508	449,799
Cost	$ 4,595,080	$ 4,497,990
Total investments at fair value	$ 19,731,253	$ 15,149,220
Unallocated | HomeTrust Bancshares, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Number of shares (in shares)	343,850	396,750
Cost	$ 3,438,500	$ 3,967,500
Total investments at fair value	$ 14,764,919	$ 13,362,540